Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 1,070,996	$ 953,215
(Reversal) addition during the year	(456,019)	109,819	$ 77,946
Exchange difference	(2,489)	7,962
Balance at end of the year	$ 612,488	$ 1,070,996	$ 953,215